Borrowings - Summary of Borrowings under Credit Facilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	$ 1,845.8
Repayments	(1,014.2)	$ (1,604.3)	$ (535.9)
Balance at end of the year	1,526.9	1,845.8
Variable rate with exposure to repricing (six months or less)	533.5	252.0
Fixed rate with no exposure to repricing	993.4	1,593.8
Borrowing denominated in currencies	1,526.9	1,845.8
Total committed undrawn borrowing facilities	1,471.3	1,727.6
Uncommitted	104.5	116.8
Total undrawn borrowing facilities	1,471.3	1,727.6
Undrawn borrowing facilities net.	1,575.8	1,844.4
Within one year [member]
Disclosure of detailed information about borrowings [line items]
Total committed undrawn borrowing facilities	166.5	137.9
Later Than One Year And Not Later Than Two Years [member]
Disclosure of detailed information about borrowings [line items]
Total committed undrawn borrowing facilities	96.2	282.5
Later Than Two Years And Not Later Than Three Years [member]
Disclosure of detailed information about borrowings [line items]
Total committed undrawn borrowing facilities	608.6	600.0
Later Than Three Years and Not Later Than Five Years [member]
Disclosure of detailed information about borrowings [line items]
Total committed undrawn borrowing facilities	600.0	707.1
US Dollars [member] | Other Currencies Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowing denominated in currencies	1,326.9	1,677.3
Australia, Dollars [member] | Other Currencies Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowing denominated in currencies	200.0	168.5
Rand [member]
Disclosure of detailed information about borrowings [line items]
Borrowing denominated in currencies	0.0	0.0
US $1 Billion Notes [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	601.4
Balance at end of the year	0.0	601.4
US $1 Billion Notes [member] | US Dollars [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	601.4	849.4
Buy-back of US$250 million notes	0.0	(255.0)
Loss on buy-back of notes	0.0	5.0
Unwinding of transaction costs	0.9	2.0
Repayments	(602.3)	0.0
Balance at end of the year	0.0	601.4	849.4
US$500 million 5-year notes issue [member] | US Dollars [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	496.3	0.0
Loans advanced	0.0	500.0
transaction costs	0.0	(4.1)
Unwinding of transaction costs	0.7	0.4
Balance at end of the year	497.0	496.3	0.0
US$500 million 10-year notes issue (the 10-year notes) [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	496.1
Balance at end of the year	496.4	496.1
US$500 million 10-year notes issue (the 10-year notes) [member] | US Dollars [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	496.1	0.0
Loans advanced	0.0	500.0
transaction costs	0.0	(4.1)
Unwinding of transaction costs	0.3	0.2
Balance at end of the year	496.4	496.1	0.0
US$150 million revolving senior secured credit facility - old [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	83.5
Balance at end of the year	83.5	83.5
US$150 million revolving senior secured credit facility - old [member] | US Dollars [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	83.5	83.5
Balance at end of the year	83.5	83.5	83.5
US$100 million revolving credit facility [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	0.0
Balance at end of the year	0.0	0.0
US$100 million revolving credit facility [member] | US Dollars [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	0.0	45.0
Repayments	0.0	(45.0)
Balance at end of the year	0.0	0.0	45.0
R 500 million Standard Bank revolving credit facility [member] | Rand [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	0.0	13.7
Loans advanced	0.0	21.2
Repayments	0.0	(35.1)
Translation adjustment	0.0	0.2
Balance at end of the year	0.0	0.0	13.7
US$1,290 million term loan and revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	0.0	472.0
Loans advanced	0.0	434.4
Repayments	0.0	(906.4)
Balance at end of the year	0.0	0.0	472.0
US$1,200 million revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	0.0	0.0
Loans advanced	413.0	0.0
Repayments	(163.0)	0.0
Balance at end of the year	250.0	0.0	0.0
R 500 million Absa Bank revolving credit facility [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	0.0
Balance at end of the year	0.0	0.0
R 500 million Absa Bank revolving credit facility [member] | Rand [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	0.0	34.2
Repayments	0.0	(34.5)
Translation adjustment	0.0	0.3
Balance at end of the year	0.0	0.0	34.2
Short-term Rand Uncommitted Credit Facilities [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	0.0
Balance at end of the year	0.0	0.0
Short-term Rand Uncommitted Credit Facilities [member] | Rand [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	0.0	92.5
Loans advanced	0.0	90.6
Repayments	0.0	(184.7)
Translation adjustment	0.0	1.6
Balance at end of the year	0.0	0.0	92.5
AU $ 500 Million Syndicated Revolving Credit Facility Old [Member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	168.5
Balance at end of the year	0.0	168.5
AU $ 500 Million Syndicated Revolving Credit Facility Old [Member] | Australia, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	168.5	316.5
Loans advanced	85.8	0.0
Repayments	(248.9)	(143.6)
Translation adjustment	(5.4)	(4.4)
Balance at end of the year	0.0	168.5	$ 316.5
AU $ 500 Million Syndicated Revolving Credit Facility New [Member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	0.0
Loans advanced	191.0	0.0
Translation adjustment	9.0	0.0
Balance at end of the year	$ 200.0	$ 0.0